Deposits to institutional cooperators, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deposits to institutional cooperators, net
Deposit assets used to compensate institutional cooperator's loss	¥ 970,000,000
Consideration from sale to third party	10,000,000
Allowance of deposits to cooperators	2,026,696	$ 318,033	¥ 10,318,117
Allowance for impairment loss of deposits	¥ 960,000,000